Other payables and accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Other payables and accruals	¥ 358,357	$ 51,244	¥ 179,051
Contract liabilities	27,508		30,644
Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	27,513		32,509
Employee benefits payable	33,026		32,074
Accrued expenses	142,650		88,311
Other taxes payable	3,720		11,022
Revenue-based financing	0		2,604
Amount due to related parties (Note 30)	147,221		3,353
Others	5,218		12,098
Other payables and accruals	359,348		181,971
Contract liabilities	27,513		32,509
Disposal groups classified as held for sale [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Other payables and accruals	991		2,920
Contract liabilities	5		1,865
Advances Received From Customer For Charging [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	14,313		13,955
Advances From platform User [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	9,256		11,669
Advances Received From Customer To Purchase Energy [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	2,371		6,501
Other Contract Liabilities [Member] | Aggregate continuing and discontinued operations [member]
Other payables and accruals - Schedule of Other Payables and Accruals (Details) [Line Items]
Contract liabilities	¥ 1,573		¥ 384